Equity (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Assumptions Used in Determining the Fair Value of the Warrants	The assumptions used in determining the fair value of the warrants were as follows:
Expected term in years	5 years
Risk-free interest rate	4.45%
Annual expected volatility	81.00%
Dividend yield	0.00%

Schedule of Activity Related to the Warrants

Activity related to the warrants for the year ended March 31, 2025 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, March 31, 2024		$-
Activity during the year ended March 31, 2025	125,000	$5.20
Outstanding, March 31, 2025	125,000	$5.20
Exercisable, end of period (1)	-	$-	4.67	$307,737